Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	€ 4	€ 23
Equity securities	24	25
Debt securities	121	260
Real estate	11	11
Derivatives	55	4
Investment funds		4
Assets held by insurance companies	31	30
Other	15	146
Total	261	503
Level 1
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	4	23
Equity securities	24	25
Debt securities	121	260
Real estate	11	11
Derivatives	55	4
Investment funds		4
Assets held by insurance companies	5	26
Other	15	146
Total	235	499
Level 2 and 3 of fair value hierarchy
Disclosure Of Benefit Plans [Line Items]
Assets held by insurance companies	26	4
Total	€ 26	€ 4